Leases - Additional Information (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025	Dec. 31, 2025
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Carrying value of finance lease assets	$ 141		$ 141		$ 142
Payments, year one	3		3
Payments, year two	11		11
Payments, year three	10		10
Payments, year four	9		9
Payments, year five	8		8
Payments, thereafter	100		100
Operating leases, rent expense	2	$ 4	8	$ 10
Operating lease payments	2	3	8	9
Right-of-use asset obtained in exchange for operating lease liability	$ 14	$ 0	$ 15	$ 7
Operating lease, weighted-average remaining lease term	18 years		18 years		18 years
Operating lease, weighted-average discount rate	5.00%		5.00%		5.00%
Imputed interest	$ 51		$ 51
Operating and Maintenance Agreement
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Payments, year one	1		1
Payments, year two	4		4
Payments, year three	4		4
Payments, year four	4		4
Payments, year five	4		4
Payments, thereafter	$ 33		$ 33
Real Property
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating lease, term of contract	59 years		59 years
Vehicles
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Lessee, finance lease, term of contract	4 years		4 years
Equipment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Lessee, finance lease, term of contract	5 years		5 years
Minimum
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating lease, renewal term	1 year		1 year
Minimum | Utility Plant
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Lessee, finance lease, term of contract	30 years		30 years
Maximum
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating lease, renewal term	60 years		60 years
Maximum | Utility Plant
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Lessee, finance lease, term of contract	40 years		40 years